Employee Retirement Plans - Retirement Plans Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined benefit plans	$ 2,050	$ 1,804	$ 1,781
Defined contribution plan	3,163	2,210	2,386
Multiemployer pension and certain union plans	1,683	1,658	1,591
Total	$ 6,896	$ 5,672	$ 5,758